Geographic and Other Information - Revenue by Product and Services (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [Line Items]
Revenue	₩ 23,475,567	₩ 24,336,571	₩ 27,790,216
Televisions [member]
Disclosure of products and services [Line Items]
Revenue	7,998,137	9,727,260	11,717,982
Desktop monitors [member]
Disclosure of products and services [Line Items]
Revenue	4,028,007	4,040,025	4,393,482
Tablet products [member]
Disclosure of products and services [Line Items]
Revenue	2,251,049	1,990,766	2,369,634
Notebook computers [member]
Disclosure of products and services [Line Items]
Revenue	2,783,718	2,836,888	2,244,088
Mobile and others [member]
Disclosure of products and services [Line Items]
Revenue	₩ 6,414,656	₩ 5,741,632	₩ 7,065,030